Shareholders' Equity (Details Textual)	1 Months Ended				12 Months Ended
	Oct. 31, 2019	Mar. 04, 2019 $ / shares shares	May 31, 2018 USD ($)	May 31, 2018 CNY (¥)	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) shares	Oct. 25, 2019 USD ($) $ / shares shares	Aug. 31, 2018	Feb. 09, 2018 $ / shares shares
Shareholders' Equity (Textual)
Issued ordinary shares					23,000,000	25,000,000	25,000,000
Ordinary shares authorized		100,000,000			90,000,000	90,000,000	90,000,000
Ordinary shares par value | $ / shares		$ 0.0005			$ 0.0005	$ 0.0005
Ownership percentage									100.00%
Cancelled ordinary shares		77,223,100
Sold additional ordinary shares		223,100
Statutory surplus reserve percentage description					Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. In 2019, $56,077 was appropriated by Fujian Happiness to the statutory surplus reserve and the statutory reserve reached 50% of its registered capital. In 2020, no statutory surplus was appropriated.
Statutory surplus reserve | $					$ 2,064,096	$ 2,064,096
Ordinary shares, shares authorized		100,000,000			90,000,000	90,000,000	90,000,000
Purchase percentage	15.00%
Retained earnings | $					$ 53,935,169	$ 66,623,204
PRC [Member]
Shareholders' Equity (Textual)
Retained earnings | $						67,600,000
IPO [Member]
Shareholders' Equity (Textual)
Ordinary shares authorized								2,000,000
Ordinary shares par value | $ / shares								$ 0.0005
Ordinary shares, shares authorized								2,000,000
Share per price | $ / shares								$ 5.50
Total gross proceed | $								$ 11,000,000
Total net proceeds | $								$ 9,342,339
Purchase percentage								15.00%
RMB [Member] | PRC [Member]
Shareholders' Equity (Textual)
Retained earnings | ¥							¥ 454,500,000
Investor 2 [Member]
Shareholders' Equity (Textual)
Cash received from investor | $			$ 627,628
Investor 2 [Member] | RMB [Member]
Shareholders' Equity (Textual)
Cash received from investor | ¥				¥ 4,000,000
Ordinary Shares [Member]
Shareholders' Equity (Textual)
Issued ordinary shares										50,000
Ordinary shares authorized		50,000
Ordinary shares par value | $ / shares		$ 1								$ 1
Cancelled ordinary shares		77,223,100
Ordinary shares, shares authorized		50,000
Additional Paid-In Capital [Member]
Shareholders' Equity (Textual)
Statutory surplus reserve | $					$ 7,778,259	$ 7,778,259
Warrant [Member]
Shareholders' Equity (Textual)
Description of warrant	The Company granted to the underwriters warrants to purchase up to a total of 184,000 ordinary shares (equal to 8% of the aggregate number of ordinary shares sold in the offering, if over-allotment shares are placed by the underwriters. Without over-allotment share issuance, a total of 160,000 warrants will be granted). The warrants will be exercisable at an exercise price equal to one hundred twenty percent (120%) of the offering price, in whole or in parts, at any time from issuance and expire five (5) years from the effective date of the offering.